SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Functional Currencies and Foreign Currency Transaction Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Accounting Policies [Abstract]
Foreign currency losses, net	$ 3,817	$ 1,398	$ 846